Property, Equipment and Software, Net - Depreciation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Equipment and Software, Net
Depreciation expenses	¥ 705,069	$ 96,594	¥ 672,020	¥ 1,615,551